Revenues - Schedule of a Breakdown of Revenues by Product Line (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 987,290	€ 927,690
ZEGNA brand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	634,573	570,409
Thom Browne
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	123,106	129,154
TOM FORD FASHION
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	156,817	152,715
Textile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	67,012	67,061
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 5,782	€ 8,351